Related-Party Arrangements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Akebia [Member]
Summary of activities included in statements of operations and comprehensive loss

Below is a summary of the activities included in the statements of operations and comprehensive loss:

		Three Months Ended March 31,
Activity	Financial Statement Caption	2017	2016
Akebia related employee costs	Research and development operating expenses	$—	$12,923
Facility-related reimbursement	Other income, net	—	997

Below is a summary of the activities included in the statements of operations and comprehensive loss:

		Year Ended December 31
Activity	Financial Statement Caption	2016	2015
Payments to Akebia for employee costs	Research and development operating expenses	$31,246	$263,501
Payments from Akebia for facility-related charges and employee costs	Other income, net	997	27,022

A summary of Akebia receivables and payables included in the accompanying balance sheets are as follow:

		December 31
Activity	Financial Statement Caption	2016	2015
Amounts receivable from Akebia	Accounts receivable	$—	$997
Amounts payable to Akebia	Accounts payable	—	15,173